Financial Instruments - Summary of Financial Instruments to Hedge Exposure to Foreign Exchange Rates and Interest Rates (Detail) - Cash flow hedges [member] $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($) lb Ton	Dec. 31, 2017 MXN ($) lb
1-6 months [member] | Commodity price risk [member] | Aluminium [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 189
Average price | Ton	1,975
1-6 months [member] | Commodity price risk [member] | Sugar [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 725	$ 710
Average price | lb	12.86	14.79
1-6 months [member] | Commodity price risk [member] | PX+MEG [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 739
Average price | Ton	1,077
1-6 months [member] | MXN/EUR [member] | Foreign exchange currency foward contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 1,022	$ 833
Average exchage rate	23.78	23.81
1-6 months [member] | CLP/USD [member] | Foreign exchange currency foward contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 3,484	$ 3,391
Average exchage rate	20.19	19.62
1-6 months [member] | MXN/USD [member] | Foreign exchange currency foward contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 805	$ 1,332
Average exchage rate	3.75	3.22
1-6 months [member] | MXN/USD [member] | Foreign exchange currency swap contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure		$ 6,414
Average exchage rate		3.82
1-6 months [member] | MXN/USD [member] | Foreign exchange currency foward contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 429	$ 647
Average exchage rate	2,851	3,017
1-6 months [member] | BRL/USD [member] | Foreign exchange currency foward contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 339	$ 280
Average exchage rate	43.31	18.56
1-6 months [member] | ARS/USD [member] | Foreign exchange currency foward contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 196
Average exchage rate	32.90
1-6 months [member] | MXN/EUR [member] | Foreign exchange currency swap contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure		$ 64
1-6 months [member] | Exchange rate eight [member] | Foreign exchange currency foward contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure		$ 23
Average exchage rate		640.12
1-6 months [member] | Chilean peso [member] | Interest rate swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 19
Average exchange rate	6.45%
Maturity 6-12 months [member] | Commodity price risk [member] | Aluminium [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 75,250
Average price | Ton	1,986
Maturity 6-12 months [member] | Commodity price risk [member] | Sugar [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 498	$ 428
Average price | lb	13.11	15.23
Maturity 6-12 months [member] | Commodity price risk [member] | PX+MEG [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 565
Average price | Ton	1,040
Maturity 6-12 months [member] | CLP/USD [member] | Foreign exchange currency foward contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 683	$ 978
Average exchage rate	20.75	19.42
Maturity 6-12 months [member] | MXN/USD [member] | Foreign exchange currency foward contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 337	$ 136
Average exchage rate	3.83	3.25
Maturity 6-12 months [member] | MXN/USD [member] | Foreign exchange currency swap contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 4,652	$ 17,389
Average exchage rate	3.36	3.83
Maturity 6-12 months [member] | MXN/USD [member] | Foreign exchange currency foward contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 63	$ 116
Average exchage rate	2,976	3,014
Maturity 6-12 months [member] | MXN/USD [member] | Foreign exchange currency swap contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure		$ 249
Average exchage rate		3,034.35
Maturity 6-12 months [member] | ARS/USD [member] | Foreign exchange currency foward contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 159
Average exchage rate	33.97
Maturity 6-12 months [member] | MXN/EUR [member] | Foreign exchange currency swap contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 86	$ 95
Average exchage rate	0.18
Maturity 6-12 months [member] | Brazilian reais [member] | Interest rate swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 4,013
Average exchange rate	6.29%
More than 12 [member] | CLP/USD [member] | Foreign exchange currency swap contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 31,172	$ 31,222
Average exchage rate	16.08	16.08
More than 12 [member] | MXN/USD [member] | Foreign exchange currency swap contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 18,042	$ 14,880
Average exchage rate	3.59	3.37
More than 12 [member] | MXN/USD [member] | Foreign exchange currency swap contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 1,928	$ 1,695
Average exchage rate	3,043.59	2,999.60
More than 12 [member] | MXN/EUR [member] | Foreign exchange currency swap contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 79
Average exchage rate	0.19
More than 12 [member] | Exchange rate eight [member] | Foreign exchange currency swap contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 3,725	$ 3,989
Average exchage rate	693.10	691.85
More than 12 [member] | Brazilian reais [member] | Interest rate swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 8,594	$ 11,025
Average exchange rate	8.15%	7.58%
More than 12 [member] | Mexican peso [member] | Interest rate swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 11,403	$ 11,403
Average exchange rate	7.17%	7.17%
More than 12 [member] | Chilean peso [member] | Interest rate swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 2,828	$ 3,515
Average exchange rate	5.56%	5.35%